Business Restructuring and Cost Reduction Actions (Carrying Amount of Accrual) (Details) - USD ($) $ in Millions	3 Months Ended																	12 Months Ended
	Sep. 30, 2016		Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015	[1]	Sep. 30, 2015		Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014	[1]	Sep. 30, 2014	Sep. 30, 2016		Sep. 30, 2015		Sep. 30, 2014
Restructuring Cost and Reserve [Line Items]
Business restructuring and cost reduction actions	$ 10.6	[1]	$ 13.2		$ 10.7		$ 0.0		$ 53.3	[1]	$ 49.6		$ 52.9		$ 24.3			$ 34.5	[1]	$ 180.1	[1]	$ 11.1
Cost Reduction Actions 2016 [Member]
Restructuring Cost and Reserve [Line Items]
Business restructuring and cost reduction actions																		34.5
Cost Reduction Actions 2016 [Member] | Severance And Other Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Business restructuring and cost reduction actions																		34.5
Amount reflected in pension liability																		(0.9)
Cash expenditures																		(21.6)
Currency translation adjustment																		0.3
Accrued Balance	12.3																	12.3
Business Realignment and Reorganization 2015 [Member]
Restructuring Cost and Reserve [Line Items]
Business restructuring and cost reduction actions																	$ 11.1			180.1		11.1
Amount reflected in pension liability																				(11.2)
Noncash expenses																				(40.2)
Cash expenditures																		(32.4)		(101.5)		(1.7)
Currency translation adjustment																		(0.4)		(0.4)
Accrued Balance	3.4								36.2								9.4	3.4		36.2		9.4
Business Realignment and Reorganization 2015 [Member] | Severance And Other Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Business restructuring and cost reduction actions																				131.5		11.1
Amount reflected in pension liability																				(11.2)
Noncash expenses																				0.0
Cash expenditures																		(28.6)		(100.3)		(1.7)
Currency translation adjustment																		(0.4)		(0.4)
Accrued Balance	0.0								29.0								9.4	0.0		29.0		9.4
Business Realignment and Reorganization 2015 [Member] | Asset Actions [Member]
Restructuring Cost and Reserve [Line Items]
Business restructuring and cost reduction actions																				48.6		0.0
Amount reflected in pension liability																				0.0
Noncash expenses																				(40.2)
Cash expenditures																		(3.8)		(1.2)		0.0
Currency translation adjustment																		0.0		0.0
Accrued Balance	$ 3.4								$ 7.2								$ 0.0	$ 3.4		$ 7.2		$ 0.0

[1]	For additional information, see Note 5, Business Restructuring and Cost Reduction Actions.